Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term Assets
Right-of-use assets	$ 104,130
Current Liabilities
Current maturities of operating lease liabilities	35,673
LONG-TERM LIABILITIES
Long-term operating lease liabilities	81,256
Equity
Retained earnings	285,146	262,557
Non-controlling interests	474,694	$ 437,767
According to the previous accounting policy [Member]
Long-term Assets
Right-of-use assets
Current Liabilities
Current maturities of operating lease liabilities
LONG-TERM LIABILITIES
Long-term operating lease liabilities
Equity
Retained earnings	262,557
Non-controlling interests	437,767
The change [Member]
Long-term Assets
Right-of-use assets	105,525
Current Liabilities
Current maturities of operating lease liabilities	26,681
LONG-TERM LIABILITIES
Long-term operating lease liabilities	81,256
Equity
Retained earnings	(1,187)
Non-controlling interests	(1,225)
According to IFRS 16 [member]
Long-term Assets
Right-of-use assets	105,525
Current Liabilities
Current maturities of operating lease liabilities	26,681
LONG-TERM LIABILITIES
Long-term operating lease liabilities	81,256
Equity
Retained earnings	261,370
Non-controlling interests	$ 436,542